April 30, 2012

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

RE:         Principal Variable Universal Life Income II (the “Registrant”), File Nos. 333-146896, 811-05118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the forms of Prospectus for Principal Variable Universal Life Income II and the form of Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-6.  That post-effective amendment (#4) was filed electronically with the Securities and Exchange Commission on April 23, 2012 (Accession #0000898745-12-000388).

If you have any questions regarding this filing, please call me at 515-246-5688.

Very truly yours,

/s/Charles M. Schneider

Charles M. Schneider

Counsel

CMS/